Other Comprehensive Loss	12 Months Ended
Dec. 31, 2012
Other Comprehensive Loss and Stockholders' Equity [Abstract]
Other Comprehensive Loss

NOTE 2 Other Comprehensive Loss

The components of other comprehensive loss and the related tax effects were as follows:

	For the years ended December 31,
	2012			2011			2010
(Dollars in thousands) Securities available for sale:	Before Tax	Tax Effect	Net of Tax	Before Tax	Tax Effect	Net of Tax	Before Tax	Tax Effect	Net of Tax
Gross unrealized losses arising during the period	$(520)	0	(520)	(70)	0	(70)	(1,142)	(453)	(689)
Less reclassification of net gains included in net income (loss)	0	0	0	0	0	0	0	0	0

Net unrealized losses arising during the period	(520)	0	(520)	(70)	0	(70)	(1,142)	(453)	(689)

Other comprehensive loss	$(520)	0	(520)	(70)	0	(70)	(1,142)	(453)	(689)